Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Other Liabilities, Current [Abstract]
Other Current Liabilities
	December 31, 2013	December 31, 2012
Accrued payroll	$459,623	$486,906
Other tax payable	157,507	151,034
Accrued expense	-	39,071
Issuance cost of preferred stocks	-	37,096
Other payable	11,943	28,638
	$629,073	$742,745